Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment, Net	PROPERTY AND EQUIPMENT, NETDuring the six months ended June 30, 2020, the Group had additions of property and equipment with a cost of US$609 million and disposed property and equipment with a net book value of US$17 million (six months ended June 30, 2019: US$285 million and US$2 million, respectively).	PROPERTY AND EQUIPMENT, NET
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction-in-progress	Total
	(US$ in millions)
At January 1, 2018
Cost	$596	$381	$8,510	$7	$40	$251	$1,724	$93	$11,602
Accumulated depreciation	(111)	(134)	(2,301)	(6)	(32)	(117)	(1,214)	—	(3,915)
At January 1, 2018	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
Year ended December 31, 2018
Opening net book amount	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
Additions	10	1	2	—	3	—	98	385	499
Adjustments to project costs	—	—	(5)	—	—	—	3	(6)	(8)
Disposals	—	(4)	(34)	—	—	—	(4)	(1)	(43)
Transfers	69	13	725	—	—	—	114	(312)	609
Depreciation	(12)	(14)	(421)	—	(4)	(12)	(135)	—	(598)
Exchange difference	—	—	(11)	—	—	—	(1)	—	(12)
Closing net book amount	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134

At January 1, 2019
Cost	$675	$389	$9,161	$7	$43	$251	$1,904	$159	$12,589
Accumulated depreciation	(123)	(146)	(2,696)	(6)	(36)	(129)	(1,319)	—	(4,455)
At January 1, 2019	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
Year ended December 31, 2019
Opening net book amount	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
IFRS 16 transition adjustment	—	—	6	—	—	—	—	—	6
Restated balance, beginning of period	$552	$243	$6,471	$1	$7	$122	$585	$159	$8,140
Additions	—	3	7	1	35	—	89	768	903
Adjustments to project costs	—	—	—	—	—	—	1	(13)	(12)
Disposals	—	—	(1)	—	—	—	(3)	(4)	(8)
Transfers	—	5	265	—	—	—	143	(419)	(6)
Impairment	—	—	—	—	—	(65)	—	—	(65)
Depreciation	(12)	(9)	(442)	(1)	(6)	(12)	(151)	—	(633)
Exchange difference	—	1	35	—	—	—	3	3	42
Closing net book amount	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
At December 31, 2019
Cost	$675	$399	$9,377	$7	$63	$252	$2,082	$494	$13,349
Accumulated depreciation	(135)	(156)	(3,042)	(6)	(27)	(207)	(1,415)	—	(4,988)
At December 31, 2019	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
13.PROPERTY AND EQUIPMENT, NET (CONTINUED)
Interest expense of US$4 million and US$9 million per Note 8 and other direct costs of US$23 million and US$26 million have been capitalized for the years ended December 31, 2018 and 2019, respectively.
The Group received land concessions from the Macao government to build on the sites on which Sands Macao, The Venetian Macao, The Plaza Macao, Sands Cotai Central and The Parisian Macao are located. The Group does not own these land sites; however, the land concessions, which have an initial term of 25 years and are renewable at the Group’s option, in accordance with Macao laws, grant the Group exclusive use of the land. As specified in the land concessions, the Group is required to pay premiums for each parcel as well as annual rent for the term of the land concessions, which may be revised every five years by the Macao government. The initial land lease premiums for all parcels have been fully paid for. The Group anticipates a useful life of 50 years related to these land concessions.
As at December 31, 2018 and 2019, the Group’s property and equipment were not pledged as securities for any liabilities.

Leased assets under IAS 17 (before application of IFRS 16 on January 1, 2019)
As at December 31, 2018, equipment included the following amounts where the Group was the lessee under finance leases:

December 31,
2018
(US$ in millions)
Cost	$14
Accumulated depreciation	(10)
Net book amount	$4

As at December 31, 2018, the Group leased various equipment under non-cancelable finance lease agreements. The lease terms were between three and five years and ownership of the assets resided with the Group.